WARRANT LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands						3 Months Ended		9 Months Ended
	Jan. 04, 2024 $ / shares shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Jan. 04, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Dec. 31, 2022 shares
DisclosureOfWarrantLiabilityLineItems [Line Items]
Class of warrant or right outstanding | shares						6,237,296		6,237,296			4,386,234			2,822,789
Gain (loss) on revaluation of warrant liability | $						$ 539	$ (2,260)	$ (3,236)	$ 84
January 2024 warrants [member]
DisclosureOfWarrantLiabilityLineItems [Line Items]
Class of warrant or right outstanding | shares	561,260									561,260
Warrants exercise price | (per share)	$ 3.75									$ 5.13
Warrants exercisable term	2 years
Warrants volatility rate	1.07
Warrants risk-free interest rate	0.0392
Warrants, expected life	2 years
Warrants, fair value share price										$ 4.50
Gain (loss) on revaluation of warrant liability | $						237		657
December 2023 warrants [member]
DisclosureOfWarrantLiabilityLineItems [Line Items]
Class of warrant or right outstanding | shares		259,156										259,156
Warrants exercise price | (per share)		$ 3.75										$ 5.13
Warrants exercisable term		2 years
Warrants volatility rate		1.07
Warrants risk-free interest rate		0.0419
Warrants, expected life		2 years
Warrants, fair value share price												$ 4.05
Gain (loss) on revaluation of warrant liability | $						108		353
June 2023 warrants [member]
DisclosureOfWarrantLiabilityLineItems [Line Items]
Class of warrant or right outstanding | shares			763,654										763,654
Warrants exercise price | (per share)			$ 5.50										$ 7.33
Warrants exercisable term			2 years
Warrants volatility rate			0.99
Warrants risk-free interest rate			0.0445
Warrants, expected life			2 years
Warrants, fair value share price													$ 7.48
Gain (loss) on revaluation of warrant liability | $						150	410	934	410
March 2023 warrants [member]
DisclosureOfWarrantLiabilityLineItems [Line Items]
Class of warrant or right outstanding | shares				356,711
Warrants exercise price				$ 5.88
Warrants exercisable term				2 years
Warrants volatility rate				0.93
Warrants risk-free interest rate				0.0362
Warrants, expected life				2 years
Warrants, fair value share price				$ 4.35
Gain (loss) on revaluation of warrant liability | $						38	688	490	316
November 2022 warrants [member]
DisclosureOfWarrantLiabilityLineItems [Line Items]
Class of warrant or right outstanding | shares					595,666
Warrants exercise price					$ 5.10
Warrants exercisable term					2 years
Warrants volatility rate					1.10
Warrants risk-free interest rate					0.0394
Warrants, expected life					2 years
Warrants, fair value share price					$ 3.90
Gain (loss) on revaluation of warrant liability | $						$ 2	$ 1,175	$ 803	$ 165